REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Jul. 31, 2026
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
REAL ESTATE AND ACCUMULATED DEPRECIATION

SCHEDULE III

J.W. MAYS, INC.
REAL ESTATE AND ACCUMULATED DEPRECIATION
July 31, 2026

Col. A	Col. B	Col. C		Col. D		Col. E			Col. F	Col. G	Col. H	Col. I
		Initial Cost to Company		Cost Capitalized Subsequent to Acquisition		Gross Amount at Which Carried At Close of Period						Life on Which Depreciation in Latest Income
Description	Encumbrances	Land	Building & Improvements	Improvements	Carried Cost	Land	Building & Improvements	Total	Accumulated Depreciation	Date of Construction	Date Acquired	Statement is Computed
Office and Rental Buildings Brooklyn, New York Fulton Street at Bond Street	$—	$3,901,349	$7,403,468	$27,766,689	$—	$3,901,349	$35,170,157	$39,071,506	$18,594,191	Various	Various	(1)(2)
Jamaica, New York Jamaica Avenue at 169th Street	—	—	—	2,609,230	—	—	2,609,230	2,609,230	406,476	1959	1959	(3)
Fishkill, New York Route 9 at Interstate Highway 84	3,586,549	594,723	7,212,116	21,400,656	—	594,723	28,612,772	29,207,495	11,590,438	10/74	11/72	(1)
Brooklyn, New York Jowein Building Fulton Street and Elm Place	—	1,324,957	728,327	18,619,062	—	1,324,957	19,347,389	20,672,346	8,835,262	1915	1950	(1)(2)
Levittown, New York Hempstead Turnpike	—	125,927	—	—	—	125,927	—	125,927	—	4/69	6/62	(1)
Circleville, Ohio Tarlton Road	6,164,086	120,849	4,388,456	113,620	—	120,849	4,502,076	4,622,925	3,701,947	9/92	12/92	(1)
Total(A)	$9,750,635	$6,067,805	$19,732,367	$70,509,257	$—	$6,067,805	$90,241,624	$96,309,429	$43,128,314

(1)	Building and improvements	18–40 years

(2)	Improvements to leased property	3–40 years

(3)	Upon lease termination in 2040, the building and all improvements will be turned over to the landlord as property owner (See Notes 1 and 10 to the Accompanying Consolidated Financial Statements). Leasehold improvements are amortized over the life of the lease.

(A)	Does not include Office Furniture and Equipment and Transportation Equipment in the amount of $269,328 and Accumulated Depreciation thereon of $258,187 at July 31, 2026.

	Year Ended July 31,
	2026	2025
Investment in Real Estate
Balance at Beginning of Year	$90,062,284	$87,669,998
Improvements	6,505,145	2,392,286
Retirements	(258,000)	—
Balance at End of Year	$96,309,429	$90,062,284
Accumulated Depreciation
Balance at Beginning of Year	$41,344,518	$39,574,021
Additions Charged to Costs and Expenses	1,874,096	1,770,497
Retirements	(90,300)	—
Balance at End of Year	$43,128,314	$41,344,518